Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

July 13, 2015

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Capitol Series Trust (“Registrant”), SEC File No. 811-22895

Accession No.: 0001193125-15-229026

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 19, 2015, to the Prospectus for the First Security Municipal Bond Fund.

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,
/s/ Jay S. Fitton
Jay S. Fitton
Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.